Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 3,706	$ 2,656	$ 4,296
of which: financial advisor compensation plans		1,267	1,188	1,459
of which: other compensation plans		1,156	371	1,750
of which: net defined benefit pension and post-employment liabilities		767	624	629
of which: other compensation-related liabilities	[1]	516	473	458
Deferred tax liabilities		668	800	311
Current tax liabilities		827	649	780
VAT and other tax payables		477	502	445
Deferred income		243	213	134
Other		186	245	202
Total other non-financial liabilities		$ 6,106	$ 5,065	$ 6,168

[1]	Includes liabilities for payroll taxes and untaken vacation.